Leases	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Leases
14.	Leases

Finance leases

The Company entered into finance leases of aircraft through Japanese Operating Leases with Call Option (JOLCO) arrangements. These arrangements establish semi-annual payments of obligations, and have a minimum lease term of 10 years, with a minimal purchase option at the end of the lease.

As of December 31, 2018, the scheduled future minimum lease payments required under finance leases are as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Up to one year	$67,743	$23,707	$66,548
One to five years	280,126	82,233	254,811
Over five years	577,164	42,371	456,661

Total minimum lease payments	$925,033	$148,311	$778,020

As of December 31, 2017, the scheduled future minimum lease payments required under finance leases are as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Up to one year	$46,274	$16,180	$45,416
One to five years	186,344	54,830	169,383
Over five years	388,005	26,924	310,388

Total minimum lease payments	$620,623	$97,934	$525,187

Assets acquired under finance leases are classified under property and equipment, and the finance leases are classified as long-term debt (see note 18).

Operating leases

As of December 31, 2018, the scheduled future minimum lease payments required under aircraft and non-aircraft operating leases that have initial non-cancellable lease terms in excess of one year are as follows:

	Aircraft	Others
Up to one year	$113,233	$15,222
One to five years	322,283	75,862
More than five years	19,309	18,163

Total minimum lease payments	$454,825	$109,247

Total lease expense amount to $132.5 million for the year ended December, 31 2018 (2017: $134.5 million and 2016: $138.8 million) included under “Aircraft rentals and other rentals” in the accompanying consolidated statement of profit or loss.

The Company leases some aircraft under long-term lease agreements with an average duration of 10 years. Aircraft under operating leases may be renewed in accordance with management’s business plan.

Other leased assets include real estate, airport and terminal facilities, sales offices, maintenance facilities, and general offices. Most lease agreements include renewal options; a few have escalation clauses, but no purchase options.

Because the lease renewals are not considered to be reasonably assured, the lease payments that would be due during the renewal periods are not included in the determination of lease expenses until the leases are renewed. Leasehold improvements are amortized over the contractually committed lease term, which does not include the renewal periods.

Since 2015, the Company is the lessor of two aircraft, as part of the strategy of fleet management, in order to optimize the use of aircraft in relation to the routes scheduled for that year. Each lease is scheduled to expire in 2020. The carrying amount of the two aircraft under operating leases is up to $30.7 million (2017: $32.6 million).

Total lease income amounts to $3.5 million for the year ended December 31, 2018 (2017: $3.5 million and 2016: $3.5 million), included under “Other operating revenue” in the accompanying consolidated statement of profit or loss.

As of December 31, 2018, future minimum lease receivables under non-cancellable leases are as follows:

	2018	2017
Up to one year	$3,480	$3,480
One to five years	1,595	5,075

Total minimum lease rental payments	$5,075	$8,555